Schedule of Changes in Construction in Progress (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 1	$ 15,652,722
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 2	6,354,503
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 3	5,370,259
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 4	3,730,371
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 5	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 6	(632,210)
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 7	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 8	6,200,058
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 9	21,022,981
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 10	$ 15,652,722